Dividends	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Dividends
23 - DIVIDENDS

Interim dividends	$ million
	2019	2018	2017
A shares:
Cash: $1.88 per share (2018: $1.88; 2017: $1.88)	8,147	8,605	4,919
Scrip: none (2018: none; 2017: $1.88 per share)	—	—	3,558
Total - A shares	8,147	8,605	8,477
B shares:
Cash: $1.88 per share (2018: $1.88; 2017: $1.88)	7,051	7,070	5,958
Scrip: none (2018: none; 2017: $1.88 per share)	—	—	1,193
Total - B shares	7,051	7,070	7,151
Total	15,198	15,675	15,628

In addition, on January 30, 2020, the Directors announced a further interim dividend in respect of 2019 of $0.47 per A share and $0.47 per B share. The total dividend is estimated to be $3,691 million and is payable on March 23, 2020, to shareholders on the register at February 14, 2020. The Scrip Dividend Programme has been cancelled with effect from the fourth quarter 2017 interim dividend.

Dividends on A shares are by default paid in euros, although holders may elect to receive dividends in US dollars or in sterling. Dividends on B shares are by default paid in sterling, although holders may elect to receive dividends in US dollars or in euros. Dividends on ADSs are paid in dollars.